Cover	Dec. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 08, 2023
Entity Registrant Name	Establishment Labs Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38593
Country Region	506
City Area Code	24
Local Phone Number	34 2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	ESTA
Entity Emerging Growth Company	false
Entity Central Index Key	0001688757
Amendment Flag	false